Non-current and current Provisions - Summary of Changes in Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
Disclosure of other provisions [line items]
Beginning balance	$ 23.0	$ 22.5
Additions	11.9	16.4
Release	(5.6)	(1.7)
Consumption	(12.2)	(12.5)
Currency translation adjustment	(0.5)	1.0
Reclassifications	(0.5)	(2.6)
Ending balance	16.1	23.0
Non-current
Disclosure of other provisions [line items]
Beginning balance	13.2	22.2
Additions	3.9	11.1
Release	(3.0)	(10.3)
Consumption	(4.2)	(5.2)
Currency translation adjustment	(0.7)	0.9
Reclassifications	0.1	(5.6)
Ending balance	$ 9.3	$ 13.2